Loans and Borrowings - Summary of Bonds (Details)				1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 25, 2021 euroPerBond oCEANE	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Jan. 31, 2021	Jun. 30, 2021 EUR (€) euroPerBond oCEANE	Dec. 31, 2021 € / shares	Dec. 31, 2020
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	2,895,260	3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	16.40	16.40	29.60
Conversion / exchange premium		550.00%		550.00%			100.00%
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares						€ 22.77
Bonds at origin | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE			6,081,081
Nominal amount of the loan | €			€ 179,999,997.6
Nominal value per unit (in EUR per bond) | euroPerBond			29.60
Conversion / exchange premium			30.00%
Annual nominal interest rate (in percent)			3.50%
Annual nominal interest rate, payable semi-annually (in percent)			7.20%
Trading period			20 days
Proportion of trading period over nominal value of OCEANEs (in percent)			150.00%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan | €					€ 56,940,000
Bonds after OCEANEs buyback | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE			3,185,821		1,923,662
Nominal amount of the loan | €			€ 94,300,301.6		€ 56,940,395.2
Nominal value per unit (in EUR per bond) | euroPerBond			29.60		29.60
Effective interest rate			8.80%		8.80%